Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Grants of Certain Equity Awards

The Compensation Committee does not take material, non-public information into account when determining the timing of option awards, and we do not time the release of material, non-public information based on option grant dates. We have not granted equity awards to our NEOs in a manner intended to take advantage of the disclosure of material non-public information.

During fiscal year 2025, there were no stock option awards to any NEOs within four business days preceding or one business day after the filing of any report on Forms 10-K, 10-Q, or 8-K that discloses material non-public information.

Award Timing Method	The Compensation Committee does not take material, non-public information into account when determining the timing of option awards, and we do not time the release of material, non-public information based on option grant dates. We have not granted equity awards to our NEOs in a manner intended to take advantage of the disclosure of material non-public information.